Supplementary Financial Statements Information (Other Long-Term Liabilities) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
OCS [Member]
Other Long Term Liabilities [Line Items]
Liability for contingent consideration in respect of business combinations	$ 4,775	$ 4,768